SEGMENT REPORTING (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Jun. 30, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 156,907	$ 143,654
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	144,176	131,625
Non-PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 12,731	$ 12,029